Defiance Quantum ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 3.5%
240	Alphabet, Inc. - Class A (a)	$278,868
109,100	Koninklijke KPN NV	260,488
12,000	Nippon Telegraph & Telephone Corporation	286,286
		825,642
	Consumer Discretionary - 1.4%
1,660	Alibaba Group Holding, Ltd. - ADR(a)	322,837
	Industrials - 8.8%
1,900	Honeywell International, Inc.	254,201
880	Lockheed Martin Corporation	298,276
31,220	Maxar Technologies, Inc.	329,890
22,000	Mitsubishi Electric Corporation	272,058
960	Northrop Grumman Corporation	290,448
1,540	Raytheon Company	201,971
2,560	Siemens AG	217,610
10,000	Toshiba Corporation	220,462
		2,084,916
	Information Technology - 86.1% (b)
1,640	Accenture plc - Class A	267,746
8,380	Advanced Micro Devices, Inc. (a)	381,123
2,980	Alteryx, Inc. - Class A (a)	283,607
2,920	Analog Devices, Inc.	261,778
1,260	Apple, Inc.	320,406
5,960	Applied Materials, Inc.	273,087
1,220	ASML Holding NV	324,554
40,000	Asustek Computer, Inc.	270,489
3,960	Atos SE	268,267
61,680	BlackBerry, Ltd. (a)	250,040
8,080	Brooks Automation, Inc.	246,440
5,060	Cadence Design Systems, Inc. (a)	334,163
21,740	Cerence, Inc. (a)	334,796
12,780	CEVA, Inc. (a)	318,606
4,620	Cirrus Logic, Inc. (a)	303,211
33,100	Cloudera, Inc. (a)	260,497
6,640	Cognex Corporation	280,341
14,120	Cypress Semiconductor Corporation	329,278
6,260	FLIR Systems, Inc.	199,631
4,000	Fujitsu, Ltd.	361,447
40,000	Global Unichip Corporation	242,713
6,000	Hitachi High-Technologies Corporation	443,518
16,300	HP, Inc.	282,968
5,920	Intel Corporation	320,390
2,520	International Business Machines Corporation	279,544
513,780	IQE plc (a)	169,842
7,380	Isra Vision AG	403,104
11,240	Jenoptik AG	183,763
2,040	KLA-Tencor Corporation	293,230
3,980	Koh Young Technology, Inc.	253,705
1,240	Lam Research Corporation	297,600
17,920	Lattice Semiconductor Corporation (a)	319,334
14,140	Marvell Technology Group, Ltd.	319,988
5,820	Maxim Integrated Products, Inc.	282,910
20,000	MediaTek, Inc.	216,590
2,920	Mellanox Technologies, Ltd. (a)	354,254

3,420	Microchip Technology, Inc.	231,876
7,120	Micron Technology, Inc. (a)	299,467
2,200	Microsoft Corporation	346,962
2,220	MicroStrategy, Inc. - Class A (a)	262,182
3,140	MKS Instruments, Inc.	255,753
8,040	National Instruments Corporation	265,963
8,000	NEC Corporation	292,344
95,300	Nokia Corporation - ADR	295,430
18,740	Nuance Communications, Inc. (a)	314,457
1,600	NVIDIA Corporation	421,760
2,840	NXP Semiconductors NV	235,521
15,340	ON Semiconductor Corporation (a)	190,830
10,360	Onto Innovation, Inc. (a)	307,381
6,080	Oracle Corporation	293,846
4,020	QUALCOMM, Inc.	271,953
50,000	Renesas Electronics Corporation (a)	180,168
320	Samsung Electronics Company, Ltd.	317,760
2,480	SAP SE	279,737
5,640	Seagate Technology plc	275,232
5,020	SK Hynix, Inc.	343,505
2,260	Splunk, Inc. (a)	285,280
13,360	STMicroelectronics NV	291,353
13,320	STMicroelectronics NV - ADR	284,648
5,720	Synaptics, Inc. (a)	331,016
2,520	Synopsys, Inc. (a)	324,551
6,100	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	291,519
8,780	Talend SA - ADR(a)	196,935
12,880	Teradata Corporation (a)	263,911
5,300	Teradyne, Inc.	287,101
2,740	Texas Instruments, Inc.	273,808
14,160	Tower Semiconductor, Ltd. (a)	225,427
14,940	Ultra Clean Holdings, Inc. (a)	206,172
2,220	VMware, Inc. - Class A (a)	268,842
7,020	Western Digital Corporation	292,172
3,660	Xilinx, Inc.	285,260
		20,323,082
	TOTAL COMMON STOCKS (Cost $27,189,592)	23,556,477

	SHORT-TERM INVESTMENTS - 0.1%
33,716	First American Government Obligations Fund, Class X, 0.43% (c)	33,716
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,716)	33,716
	TOTAL INVESTMENTS - 99.9% (Cost $27,223,308)	23,590,193
	Other Assets in Excess of Liabilities - 0.1%	24,819
	NET ASSETS - 100.0%	$23,615,012

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Defiance Quantum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,556,477	$-	$-	$23,556,477
Short-Term Investments	33,716	-	-	33,716
Total Investments in Securities	$23,590,193	$-	$-	$23,590,193

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.